INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense were as follows (dollars in millions):

	2011	2010	2009
Current tax expense	$11.9	$9.7	$9.3
Deferred tax provision	101.6	69.6	14.3
Income tax expense on period income	113.5	79.3	23.6
Valuation allowance	(143.0)	(95.0)	27.8
Total income tax expense (benefit)	$(29.5)	$(15.7)	$51.4

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the consolidated statement of operations is as follows:

	2011	2010	2009
U.S. statutory corporate rate	35.0%	35.0%	35.0%
Valuation allowance	(46.7)	(42.2)	38.7
Other nondeductible benefits	.7	(.6)	(3.5)
State taxes	.9	.9	1.4
Provision for tax issues, tax credits and other	.5	(.1)	—
Effective tax rate	(9.6)%	(7.0)%	71.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s income tax assets and liabilities were as follows (dollars in millions):

	2011	2010
Deferred tax assets:
Net federal operating loss carryforwards attributable to:
Life insurance subsidiaries	$583.0	$681.7
Non-life companies	862.2	870.6
Net state operating loss carryforwards	16.8	17.8
Tax credits	32.6	23.4
Capital loss carryforwards	342.3	339.7
Deductible temporary differences:
Investments	—	5.3
Insurance liabilities	744.4	738.9
Other	64.8	76.0
Gross deferred tax assets	2,646.1	2,753.4
Deferred tax liabilities:
Investments	(24.2)	—
Present value of future profits and deferred acquisition costs	(363.7)	(393.9)
Unrealized appreciation on investments	(434.8)	(140.3)
Gross deferred tax liabilities	(822.7)	(534.2)
Net deferred tax assets before valuation allowance	1,823.4	2,219.2
Valuation allowance	(938.4)	(1,081.4)
Net deferred tax assets	885.0	1,137.8
Current income taxes accrued	(19.6)	(10.8)
Income tax assets, net	$865.4	$1,127.0

Summary of Valuation Allowance [Table Text Block]
Changes in our valuation allowance are summarized as follows (dollars in millions):

Balance at December 31, 2008	$1,180.7
Increase in 2009	27.8	(a)
Expiration of capital loss carryforwards	(32.1)
Balance at December 31, 2009	1,176.4
Decrease in 2010	(95.0)	(b)
Balance at December 31, 2010	1,081.4
Decrease in 2011	(143.0)	(c)
Balance at December 31, 2011	$938.4
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(a)
The $27.8 million increase to our valuation allowance during 2009 included increases of: (i) $23.0 million related to our reassessment of the recovery of our deferred tax assets following the completion of reinsurance transactions in 2009; and (ii) $4.8 million related to the recognition of additional realized investment losses for which we are unlikely to receive any tax benefit.

(b)
The $95.0 million reduction to the deferred tax valuation allowance during 2010 resulted from the utilization of NOLs and capital loss carryforwards and higher projections of future taxable income based on evidence we consider to be objective and verifiable.

(c)
The $143.0 million reduction to the deferred tax valuation allowance during 2011 resulted primarily from our recent higher levels of operating income when projecting future taxable income as further discussed above.

Summary of Operating Loss Carryforwards [Table Text Block]

As of December 31, 2011, we had $4.1 billion of federal NOLs and $1.0 billion of capital loss carryforwards, which expire as follows (dollars in millions):

Year of expiration	Net operating loss carryforwards (a)				Capital loss		Total loss
	Life		Non-life		carryforwards		carryforwards
2013	$—		$—		$940.3	(b)	$940.3
2014	—		—		28.7		28.7
2016	—		—		8.9		8.9
2018	1,432.2	(a)	—		—		1,432.2
2021	29.6		—		—		29.6
2022	204.1		—		—		204.1
2023	—	(b)	1,975.2	(a)	—		1,975.2
2024	—		3.2		—		3.2
2025	—		118.8		—		118.8
2027	—		216.8		—		216.8
2028	—		.5		—		.5
2029	—		148.8		—		148.8
Total	$1,665.9		$2,463.3		$977.9		$5,107.1
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(a)
The allocation of the NOLs summarized above assumes the IRS does not take an adverse position in the future regarding the tax position we plan to take in our tax returns with respect to the allocation of CODI.  If the IRS disagrees with the tax position we plan to take with respect to the allocation of CODI, and their position prevails, approximately $631 million of the NOLs expiring in 2018 would be characterized as non-life NOLs.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011 and 2010 is as follows (dollars in millions):

	Years ended December 31,
	2011	2010

Balance at beginning of year	$311.1	$300.6
Increase based on tax positions taken in prior years	7.1	10.5
Balance at end of year	$318.2	$311.1